Prepaid Expenses and Deposits (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Prepaid Expenses And Deposits Abstract
Schedule of prepaid expenses and deposits
	October 31, 2022	October 31, 2021
General insurance - current	$28,900	$32,030
Exploration license insurance - current	91,095	—
Other prepaid expenses – Current	34,576	—
Prepaid deposits – non-current	33,481	—
Exploration license insurance – non-current	560,000	—
	$748,052	$32,030